Property and Equipment (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Costs Of Depreciation And Amortization	$ 276,000	$ 726,000
Research Development Trials Studies Expenses	72,000	299,000
Costs Of Goods Sold Depreciation	105,000	310,000
Property, Plant and Equipment, Disposals	265,000	1,543,000
Centrifuges [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Disposals		$ 1,295,000